ALPS SERIES TRUST

Supplement dated October 1, 2014 to the

Statement of Additional Information for Cognios Market Neutral Large Cap Fund dated January 28, 2014, as amended August 8, 2014, as supplemented from time to time

Effective October 1, 2014, the sentence in the sub-section titled “Remuneration of Trustees” under the section titled “TRUSTEES AND OFFICERS” of the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 1, 2014 to the

Statement of Additional Information for GKE Asian Opportunities Fund dated January 28, 2014, as supplemented from time to time

Effective October 1, 2014, the sentence in the sub-section titled “Remuneration of Trustees” under the section titled “TRUSTEES AND OFFICERS” of the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 1, 2014 to the

Statement of Additional Information for the Crystal Strategy Absolute Income Fund, Crystal Strategy Absolute Return Fund and Crystal Strategy Leveraged Alternative Fund dated December 16, 2013, as supplemented from time to time

Effective October 1, 2014, the sentence in the sub-section titled “Remuneration of Trustees” under the section titled “TRUSTEES AND OFFICERS” of the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 1, 2014 to the

Statement of Additional Information for Insignia Macro Fund dated December 19, 2013, as supplemented from time to time

Effective October 1, 2014, the sentence in the sub-section titled “Remuneration of Trustees” under the section titled “TRUSTEES AND OFFICERS” of the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 1, 2014 to the

Statement of Additional Information for Riverside Frontier Markets Fund dated February 24, 2014, as supplemented from time to time

Effective October 1, 2014, the sentence in the sub-section titled “Remuneration of Trustees” under the section titled “TRUSTEES AND OFFICERS” of the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 1, 2014 to the

Statement of Additional Information for Cupps All Cap Growth Fund and Cupps Mid Cap Growth Fund dated June 30, 2014, as supplemented from time to time

Effective October 1, 2014, the sentence in the sub-section titled “Remuneration of Trustees” under the section titled “TRUSTEES AND OFFICERS” of the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Investors Should Retain This Supplement for Future Reference

ALPS SERIES TRUST

Supplement dated October 1, 2014 to the

Statement of Additional Information for New Sheridan Developing World Fund dated August 29, 2014, as supplemented from time to time

Effective October 1, 2014, the sentence in the sub-section titled “Remuneration of Trustees” under the section titled “TRUSTEES AND OFFICERS” of the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Effective October 1, 2014, the Independent Trustees of the Trust receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended.  The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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Investors Should Retain This Supplement for Future Reference